Summary of significant accounting policies - Fair values of the identifiable assets and liabilities (Details) $ in Thousands, ₽ in Millions	Jun. 30, 2021 USD ($)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)	Feb. 03, 2021 USD ($)	Feb. 03, 2021 RUB (₽)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 USD ($)
Assets
Total assets	$ 218,857					$ 211,529		$ 80,466
NX Online LLC and NX Studio LLC
Liabilities
Purchase consideration transferred				$ 1,247	₽ 93
NX Studio LLC
Assets
Property and equipment				390
Intangible assets				38
Right-of-use assets				1,164
Trade and other receivables				656
Other assets				91
Cash and cash equivalents				26
Prepaid tax				28
Assets				91
Total assets				2,393
Liabilities
Deferred tax liability				(4)
Lease liabilities - current				(1,164)
Trade and other payables				(1,415)
Liabilities				(2,583)
Total identifiable net assets at fair value				(190)
Goodwill arising on acquisition				1,274
Purchase consideration transferred				1,084
NX Online LLC
Assets
Property and equipment				85
Intangible assets				14
Right-of-use assets				395
Trade and other receivables				80
Other assets				27
Cash and cash equivalents				4
Assets				27
Total assets				605
Liabilities
Deferred tax liability				(16)
Lease liabilities - current				(395)
Trade and other payables				(218)
Tax liability				(4)
Liabilities				(633)
Total identifiable net assets at fair value				(28)
Goodwill arising on acquisition				191
Purchase consideration transferred				$ 163
NHW Ltd
Assets
Trade and other receivables		$ 16
Cash and cash equivalents		1
Total assets		17
Liabilities
Trade and other payables		(1)
Liabilities		(1)
Total identifiable net assets at fair value		16
Goodwill arising on acquisition		8
Purchase consideration transferred		$ 24	€ 20

[1]	Reflects a correction to the amount reported in Nexters Global's audited consolidated statement of financial position as at December 31, 2020 due to the identification of an immaterial error relating to the calculation of withholding taxes. For further information, see Note 4 (Use of judgements and estimates — Immaterial error).